Short-term borrowings	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
Short-term borrowings
9.	Short-term borrowings

In July 2017, the subsidiaries of the VIE entered into loan agreements with Yangquan Commercial Bank Co. Ltd. (“Yangquan”), pursuant to which the subsidiaries obtained loans with an aggregate amount of RMB200,000 denominated in RMB with a term of one year and fixed annual interest rate at 5.22%. The short-term borrowing has been repaid in July, 2018 upon maturity.